DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 12 months ended Dec. 31, 2021 € in Millions, £ in Millions, R in Millions, $ in Billions	USD ($) t	EUR (€)	GBP (£)	CLP ($)	ZAR (R)
Foreign currency forward contracts
Derivative [Line Items]
Notional amount	$ 6,400,000	€ 146.4	£ 3.4	$ 11.2	R 450.8
Interest rate swap contract
Derivative [Line Items]
Notional amount | $	$ 600,000,000
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons) | t	13,200